LOSS PER SHARE (Schedule of Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted net loss per ordinary share:
Net loss	$ 9,771	$ 8,826	$ 12,290
Preferred shares dividend			295
Net loss attributable to ordinary shares	$ 9,771	$ 8,826	$ 12,585
Shares used in computing net loss per ordinary share, basic and diluted (in thousands)	1,455	1,208	993
Net loss per ordinary share, basic and diluted	$ 6.72	$ 7.31	$ 12.67